Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Available for Sale and Held to Maturity Investment

The amortized cost of investment securities and the approximate fair value at December 31, 2013 and 2012 were as follows:

SUMMARY OF INVESTMENT SECURITIES

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2013
Available for sale:
U.S. Treasury securities	$2,496	$4	$—	$2,500
U.S. Government agency securities	4,969	—	(562)	4,407
U.S. Government agency mortgage-backed securities	325,316	1,043	(8,295)	318,064
Other mortgage-backed securities	277	16	—	293
State and municipal securities	29,240	1,213	—	30,453
Trust preferred securities	12,626	—	(4,659)	7,967
Collateralized Loan Obligations	73,915		(686)	73,229
Other securities	3,184	—	—	3,184

Total available for sale	452,023	2,276	(14,202)	440,097

Held to maturity:
U.S. Government agency mortgage-backed securities	431	11	—	442
Other securities	250	—	—	250

Total held to maturity	681	11	—	692

Total investment securities	$452,704	$2,287	$(14,202)	$440,789

December 31, 2012
Available for sale:
U.S. Treasury securities	$9,998	$13	$—	$10,011
U.S. Government agency securities	4,966	—	(17)	4,949
U.S. Government agency mortgage-backed securities	348,854	7,104	(980)	354,978
Other mortgage-backed securities	287	—	(1)	286
State and municipal securities	36,848	3,322	—	40,170
Trust preferred securities	12,622	—	(6,740)	5,882
Corporate bonds	24,449	993	—	25,442
Other securities	1,464	—	—	1,464

Total available for sale	439,488	11,432	(7,738)	443,182

Held to maturity:
U.S. Government agency mortgage-backed securities	662	48	—	710
Other securities	250	—	—	250

Total held to maturity	912	48	—	960

Total investment securities	$440,400	$11,480	$(7,738)	$444,142

Gross Unrealized Losses by Investment Category

The following table provides the gross unrealized losses and fair value, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012:

GROSS UNREALIZED LOSSES BY INVESTMENT CATEGORY

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
December 31, 2013
U.S. Government agency securities	$—	$—	$4,407	$(562)	$4,407	$(562)
U.S. Government agency mortgage-backed securities	246,348	(7,374)	7,961	(921)	254,309	(8,295)
Trust preferred securities	—	—	7,967	(4,659)	7,967	(4,659)
Collateralized Loan Obligations	45,729	(686)	—	—	45,729	(686)

Total	$292,077	$(8,060)	$20,335	$(6,142)	$312,412	$(14,202)
December 31, 2012
U.S. Government agency securities	$4,949	$(17)	$—	$—	$4,949	$(17)
U.S. Government agency mortgage-backed securities	69,145	(980)	—	—	69,145	(980)
Other mortgage-backed securities	286	(1)	—	—	286	(1)
Trust preferred securities	—	—	5,882	(6,740)	5,882	(6,740)

Total	$74,380	$(998)	$5,882	$(6,740)	$80,262	$(7,738)

Cumulative OTTI Recognized in Earnings

The following is a roll-forward for the years ended December 31, 2013 and 2012 of OTTI charges recognized in earnings as a result of credit losses on investments:

CUMULATIVE OTTI RECOGNIZED IN OPERATIONS

At or for the Year Ended December 31, 2013	Amount
Cumulative OTTI, beginning of year	$10,203
Additional increase as a result of net impairment losses recognized on investments	—
Decrease as a result of the sale of an investment with net impairment losses	—

Cumulative OTTI, end of year	$10,203

At or for the Year Ended December 31, 2012	Amount
Cumulative OTTI, beginning of year	$10,203
Additional increase as a result of net impairment losses recognized on investments	—
Decrease as a result of the sale of an investment with net impairment losses	—

Cumulative OTTI, end of year	$10,203

At or for the Year Ended December 31, 2011	Amount
Cumulative OTTI, beginning of year	$10,683
Additional increase as a result of net impairment losses recognized on investments	250
Decrease as a result of the sale of an investment with net impairment losses	(730)

Cumulative OTTI, end of year	$10,203

Contractual Maturities of Investment Securities

The amortized cost and estimated fair value of the investment securities, by contractual maturity, at December 31, 2013 is shown below. Actual maturities will differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

CONTRACTUAL MATURITIES OF INVESTMENT SECURITIES

	Available for Sale		Held to Maturity
December 31, 2013	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$3,184	$3,184	$—	$—
Due after one year through five years	3,430	3,490	250	250
Due after five years through ten years	35,452	35,460	—	—
Due after ten years	84,364	79,606	—	—

Total investment securities, excluding mortgage-backed securities	126,430	121,740	250	250
U.S. Government agency mortgage-backed securities	325,316	318,064	431	442
Other mortgage-backed securities	277	293	—	—

Total investment securities	$452,023	$440,097	$681	$692